Short-Term Debt (Details) - Schedule of Short-Term Debt ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
		Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Schedule Of Short Term Debt Abstract
Short-term bank borrowings		¥ 103,552	¥ 103,552
Other short-term payable	[1]	32,072	6,545
Total		¥ 135,624	¥ 110,097	$ 19,748	$ 15,477	¥ 558,705

[1]	During the six months ended March 31, 2023, the Company entered into loan agreements with certain third parties to borrow an aggregation of RMB 25,527 (equivalent of US$3,750). The loans bore an interest rate of 3.85% per annum and payable in twelve months.